EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	$ 131,647	$ 123,698
Fair Value, Inputs, Level 1 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	131,647	111,249
Fair Value, Inputs, Level 2 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	0	12,449
Fair Value, Inputs, Level 3 [Member]
defined benefit plan, fair value of plan assets excluding accrued interest and dividends [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets Excluding Accrued Interest and Dividends	$ 0	$ 0